PROPERTY, PLANT AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net book value of property, plant and equipment
Property, plant and equipment, at cost (including leased assets of $33.5 million and $35.7 million)	$ 13,497,943,000	$ 12,557,033,000
Accumulated depreciation (including leased assets $11.4 million and $5.6 million)	(7,023,556,000)	(6,196,117,000)
Property, plant and equipment, net	8,205,352,000	7,971,830,000
Capital lease
Leased assets, at cost	33,500,000	35,700,000
Accumulated depreciation	11,400,000	5,600,000
Depreciation expense	1,811,600,000	1,521,600,000	1,380,800,000
Depreciation of assets recorded under capital leases obligations	9,500,000	2,800,000	10,200,000
Interest expense accrued on capital lease obligations	1,800,000	500,000	1,500,000
Network, base station equipment and related leasehold improvements
Net book value of property, plant and equipment
Property, plant and equipment, at cost (including leased assets of $33.5 million and $35.7 million)	11,419,352,000	10,631,101,000
Minimum life of property, plant and equipment (in months)	60
Maximum life of property, plant and equipment (in months)	204
Capital lease
Leased assets, at cost	1,200,000	1,200,000
Office equipment, computers and other
Net book value of property, plant and equipment
Property, plant and equipment, at cost (including leased assets of $33.5 million and $35.7 million)	1,231,907,000	1,102,584,000
Minimum life of property, plant and equipment (in months)	36
Maximum life of property, plant and equipment (in months)	60
Buildings and related leasehold improvements
Net book value of property, plant and equipment
Property, plant and equipment, at cost (including leased assets of $33.5 million and $35.7 million)	758,898,000	742,263,000
Minimum life of property, plant and equipment (in months)	240
Maximum life of property, plant and equipment (in months)	600
Capital lease
Leased assets, at cost	800,000	800,000
Vehicles
Net book value of property, plant and equipment
Property, plant and equipment, at cost (including leased assets of $33.5 million and $35.7 million)	87,786,000	81,085,000
Minimum life of property, plant and equipment (in months)	36
Maximum life of property, plant and equipment (in months)	60
Capital lease
Leased assets, at cost	31,500,000	33,700,000
Construction in progress and equipment for installation
Net book value of property, plant and equipment
Property, plant and equipment, at cost (including leased assets of $33.5 million and $35.7 million)	$ 1,730,965,000	$ 1,610,914,000